DESCRIPTION OF BUSINESS - Additional Information (Detail) - USD ($)		9 Months Ended
	Jun. 03, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Description Of Business [Abstract]
Shareholders' deficiency		$ 3,719,174
Comprehensive income (loss)		3,551,875
Working capital deficiency		16,523,569
Cash and cash equivalents		$ 24,675,913	$ 28,689,756	$ 814,492	$ 10,320,183	$ 23,610,440	$ 11,471,243
Amount received in development agreement	$ 31,000,000